Financial Instruments - Summary of Information About Exposure To Credit Risk and ECLs For Trade Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	$ 20,730	$ 14,574
Not Credit Impaired | Current | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	13,231	8,773
Not Credit Impaired | Less Than 30 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	2,607	4,626
Not Credit Impaired | 31 - 60 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	2,283	306
Not Credit Impaired | 61 - 90 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	2,517	8
Not Credit Impaired | Later Than 91 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	92	861
Credit Impaired | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	20,687	14,450
Credit Impaired | Loss Allowance
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	43	124
Credit Impaired | Individually Impaired | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	43	124
Credit Impaired | Individually Impaired | Loss Allowance
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	$ 43	$ 124